Payments, by Project - 12 months ended Dec. 31, 2025 - CAD ($)		Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total		$ 1,516,330,000	$ 3,495,560,000	$ 97,470,000	$ 9,020,000	$ 8,250,000	$ 5,126,630,000
Christina Lake [Member]
Total		32,660,000	1,847,670,000	14,830,000	6,350,000	6,250,000	1,907,760,000
Foster Creek [Member]
Total		19,180,000	1,104,930,000	1,450,000	630,000	$ 2,000,000	1,128,190,000
Corporate [Member]
Total		1,124,650,000					1,124,650,000
Lloydminster Thermal Projects [Member]
Total		66,030,000	274,260,000	680,000	400,000		341,370,000
Liwan Gas Project [Member]
Total	[1]	205,830,000	77,270,000	280,000			283,380,000
Sunrise [Member]
Total		9,770,000	74,360,000	3,370,000	1,580,000		89,080,000
Conventional Heavy Oil [Member]
Total		26,910,000	35,440,000	7,730,000			70,080,000
Northern Corridor [Member]
Total		13,030,000	21,630,000	16,360,000			51,020,000
Rainbow Lake Development [Member]
Total		4,720,000	23,430,000	8,610,000			36,760,000
Edson [Member]
Total		8,260,000	20,990,000	7,270,000			36,520,000
White Rose Oil Field [Member]
Total			1,290,000	25,130,000			26,420,000
Clearwater [Member]
Total		$ 5,290,000	5,290,000	7,740,000	$ 60,000		18,380,000
Pelican Lake [Member]
Total			6,470,000				6,470,000
Terra Nova Oil Field [Member]
Total			$ 2,530,000	3,820,000			6,350,000
Block 15/33 [Member]
Total	[1]			120,000			120,000
Block 29/34 [Member]
Total	[1]			$ 80,000			$ 80,000

[1]
(A) MEG Energy Corp. (E553106) was acquired by Cenovus Energy Inc. on November 13, 2025, and has included all reportable payments by the entity for the full year.

(B) Includes payments made in foreign currencies. Where payments have been made in a local currency they have been converted to Canadian dollars using the prevailing exchange rate at the time of payment. The average exchange rates for the period were:
   - $1 CAD: $0.716 USD
   - $1 CAD: 5.144 RMB